Income Tax (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Income Tax Expense Benefit Continuing Operations [Abstract]
Charge/(benefit) for current taxation	$ 163	$ 55
Charge/(benefit) for deferred taxation	102	69
Total income and mining tax expense	265	124
Current Rate of Tax (Percent)	25.00%
Tax Rate As Per Stability Agreement (Percent)	30.00%
Change In Enacted Tax Rate (Percent)	35.00%
Income from continuing operations before income tax and equity income in associates	652	358
Income Tax Uncertainties [Abstract]
Balance at beginning of period	78	52	52
Additions for tax positions identified in prior years	9		38
Reductions for tax positions identified in prior years	0		(3)
Translation	2		(9)
Balance at end of period	89		78
Recognized as a reduction of deferred tax assets	36		29
Recognized in other non-current liabilities	53		49
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Interest recognized during the three months ended March 31, 2012		1
Interest accrued as at March 31, 2012		$ 13